Derivative financial instruments (Details - Derivative financial instruments, amortized cost, fair value and maturity) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	R$ 11,245,528	R$ 12,067,446
Undiscounted derivative financial instrument, assets	0	86,948
Fair value, liabilities	37,768	66,545
Undiscounted derivative financial instrument, liabilities	37,768	66,545
Amortized cost, assets (liabilities)	(37,768)
Fair value, assets (liabilities)	(37,768)
Undiscounted derivative financial instrument, assets (liabilities)	(37,768)	20,403
1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, assets (liabilities)	(37,768)
Payable adjustment, swap
Disclosure of detailed information about financial instruments [line items]
Amortized cost, liabilities	(37,502)
Fair value, liabilities	(37,502)
Undiscounted derivative financial instrument, liabilities	(37,502)	(66,545)
Payable adjustment, swap | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, liabilities	(37,502)
Payable adjustment, option
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(266)
Undiscounted derivative financial instrument, liabilities	(266)
Payable adjustment, option | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, liabilities	R$ (266)
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, assets		R$ 86,948